UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
February 29, 2024
MFS®  Institutional
Money Market Portfolio
IMM-SEM

MFS® Institutional
Money Market Portfolio

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (u)
Composition including fixed income credit quality (a)(u)
A-1+	46.3%
A-1	53.7%
Other Assets Less Liabilities (o)	(0.0)%
Maturity breakdown (u)
0 - 7 days	33.2%
8 - 29 days	25.9%
30 - 59 days	14.0%
60 - 89 days	15.5%
90 - 365 days	11.4%
Other Assets Less Liabilities (o)	(0.0)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.
From time to time Other Assets Less Liabilities may be negative due to the timing of cash receipts and disbursements.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
Actual	0.01%	$1,000.00	$1,027.12	$0.05
Hypothetical (h)	0.01%	$1,000.00	$1,024.81	$0.05
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Commercial Paper (y) – 36.6%
Automotive – 3.6%
Toyota Motor Credit Corp., 5.39%, due 4/15/2024 (t)	$100,000,000	$99,318,178
Toyota Motor Credit Corp., 5.4%, due 6/04/2024 (t)	50,000,000	49,288,693
Toyota Motor Credit Corp., 5.38%, due 7/19/2024 (t)	50,000,000	48,963,102
		$197,569,973
Computer Software – 6.4%
Cisco Systems, Inc., 5.37%, due 3/07/2024 (t)	$100,000,000	$99,896,944
Cisco Systems, Inc., 5.39%, due 4/08/2024 (t)	50,000,000	49,711,346
Cisco Systems, Inc., 5.34%, due 5/02/2024 (t)	60,000,000	59,441,505
Microsoft Corp., 5.33%, due 4/08/2024 (t)	100,000,000	99,427,675
Microsoft Corp., 5.33%, due 6/20/2024 (t)	40,000,000	39,343,763
		$347,821,233
Conglomerates – 3.8%
Illinois ToolWorks, Inc., 5.34%, due 3/18/2024 (t)	$66,000,000	$65,823,961
Illinois ToolWorks, Inc., 5.37%, due 4/16/2024 (t)	50,000,000	49,650,786
Siemens Capital Co. LLC, 5.36%, due 5/31/2024 (t)	93,000,000	91,750,349
		$207,225,096
Consumer Products – 2.3%
Proctor Gamble Corp., 5.33%, due 3/25/2024 (t)	$50,000,000	$49,817,207
Proctor Gamble Corp., 5.37%, due 4/12/2024 (t)	75,000,000	74,532,405
		$124,349,612
Energy - Integrated – 1.8%
TotalEnergies Capital SA, 2.68%, due 3/28/2024 (t)	$100,000,000	$99,583,958
Food & Beverages – 1.8%
Coca-Cola Co., 5.4%, due 3/26/2024 (t)	$100,000,000	$99,617,351
Major Banks – 11.1%
ANZ Bank, 5.6%, due 3/06/2024 (t)	$40,000,000	$39,964,552
Canadian Imperial Bank of Commerce, 5.34%, due 3/04/2024 (t)	75,000,000	74,955,691
Canadian Imperial Bank of Commerce, 5.34%, due 3/08/2024 (t)	75,000,000	74,911,417
Canadian Imperial Bank of Commerce, 5.35%, due 3/11/2024 (t)	50,000,000	49,918,799
Sumitomo Mitsui Banking Corp., 5.38%, due 3/15/2024 (t)	40,000,000	39,911,400
Sumitomo Mitsui Banking Corp., 5.48%, due 3/27/2024 (t)	125,000,000	124,498,562
Toronto-Dominion Bank, 5.49%, due 3/08/2024 (t)	50,000,000	49,940,958
Toronto-Dominion Bank, 5.37%, due 5/21/2024 (t)	100,000,000	98,790,485
Toronto-Dominion Bank, 5.38%, due 5/28/2024 (t)	50,000,000	49,343,732
		$602,235,596

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Other Banks & Diversified Financials – 3.7%
Mizuho Bank Ltd., 5.57%, due 3/11/2024 (t)	$100,000,000	$99,837,949
Mizuho Bank Ltd., 5.38%, due 5/06/2024 (t)	50,000,000	49,498,474
Mizuho Bank Ltd., 5.35%, due 6/07/2024 (t)	50,000,000	49,269,627
		$198,606,050
Pharmaceuticals – 2.1%
Johnson & Johnson, 5.35%, due 6/27/2024 (t)	$75,000,000	$73,707,941
Novartis Finance Corp., 5.37%, due 4/29/2024 (t)	40,000,000	39,644,667
		$113,352,608
Total Commercial Paper (Identified Cost, $1,990,669,607)		$1,990,361,477
U.S. Government Agencies and Equivalents (y) – 50.7%
Federal Farm Credit Bank, 5.22%, due 6/06/2024	$15,800,000	$15,575,052
Federal Home Loan Bank, 5.15%, due 3/01/2024	542,143,000	542,063,787
Federal Home Loan Bank, 5.32%, due 3/06/2024	150,000,000	149,868,500
Federal Home Loan Bank, 5.29%, due 3/18/2024	54,100,000	53,957,717
Federal Home Loan Bank, 5.29%, due 3/22/2024	100,000,000	99,678,556
Federal Home Loan Bank, 5.27%, due 4/26/2024	75,000,000	74,380,125
Federal Home Loan Bank, 5.3%, due 5/03/2024	50,000,000	49,537,334
Federal Home Loan Bank, 5.28%, due 5/17/2024	48,490,000	47,943,154
U.S. Treasury Bill, 5.27%, due 3/19/2024	223,200,000	222,608,893
U.S. Treasury Bill, 5.28%, due 3/05/2024	84,900,000	84,850,263
U.S. Treasury Bill, 5.28%, due 3/12/2024	267,700,000	267,268,328
U.S. Treasury Bill, 5.29%, due 3/26/2024	137,000,000	136,496,715
U.S. Treasury Bill, 5.31%, due 4/02/2024	27,100,000	26,972,449
U.S. Treasury Bill, 5.3%, due 4/11/2024	250,000,000	248,495,882
U.S. Treasury Bill, 5.28%, due 4/30/2024	127,000,000	125,885,363
U.S. Treasury Bill, 5.29%, due 5/09/2024	219,200,000	216,994,195
U.S. Treasury Bill, 5.31%, due 5/23/2024	150,000,000	148,187,315
U.S. Treasury Bill, 5.21%, due 6/13/2024	254,800,000	250,963,321
Total U.S. Government Agencies and Equivalents (Identified Cost, $2,762,045,894)		$2,761,726,949

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Repurchase Agreements – 12.7%
BofA Securities, Inc. Repurchase Agreement, 5.29%, dated 2/29/2024, due 3/01/2024, total to be received $96,907,238 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $99,077,925)	$96,893,000	$96,893,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 5.28%, dated 2/29/2024, due 3/01/2024, total to be received $595,661,025 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $607,485,155)	595,573,674	595,573,674
Total Repurchase Agreements, at Cost and Value		$692,466,674

Other Assets, Less Liabilities – (0.0)%		(42,597)
Net Assets – 100.0%		$5,444,512,503

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(a)(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $4,752,715,501)	$4,752,088,426
Investments in unaffiliated repurchase agreements, at cost and value	692,466,674
Receivables for
Interest	101,590
Other assets	17,162
Total assets	$5,444,673,852
Liabilities
Payables for
Distributions	$7
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	142
Payable for custodian fee	125,547
Payable for audit and tax fees	20,265
Accrued expenses and other liabilities	15,292
Total liabilities	$161,349
Net assets	$5,444,512,503
Net assets consist of
Paid-in capital	$5,445,234,411
Total distributable earnings (loss)	(721,908)
Net assets	$5,444,512,503
Shares of beneficial interest outstanding	5,444,499,636
Net asset value per share (net assets of $5,444,512,503 / 5,444,499,636 shares of beneficial interest outstanding)	$1.0000
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$152,224,585
Other	33,300
Total investment income	$152,257,885
Expenses
Shareholder servicing costs	$479
Administrative services fee	8,701
Insurance expense	13,015
Custodian fee	139,027
Shareholder communications	859
Audit and tax fees	20,688
Legal fees	15,770
Commitment fee	14,903
Miscellaneous	21,645
Total expenses	$235,087
Fees paid indirectly	(15,745)
Net expenses	$219,342
Net investment income (loss)	$152,038,543
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$7,941
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(441,010)
Net realized and unrealized gain (loss)	$(433,069)
Change in net assets from operations	$151,605,474
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$152,038,543	$262,133,560
Net realized gain (loss)	7,941	1,728
Net unrealized gain (loss)	(441,010)	131,295
Change in net assets from operations	$151,605,474	$262,266,583
Total distributions to shareholders	$(152,038,543)	$(262,133,560)
Change in net assets from fund share transactions	$(110,432,320)	$(2,380,798,321)
Total change in net assets	$(110,865,389)	$(2,380,665,298)
Net assets
At beginning of period	5,555,377,892	7,936,043,190
At end of period	$5,444,512,503	$5,555,377,892
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$1.0001	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations
Net investment income (loss) (d)	$0.0269	$0.0417	$0.0043	$0.0006	$0.0108	$0.0234
Net realized and unrealized gain (loss)	(0.0001)	0.0007	0.0005	0.0000(w)	0.0006	0.0001
Total from investment operations	$0.0268	$0.0424	$0.0048	$0.0006	$0.0114	$0.0235
Less distributions declared to shareholders
From net investment income	$(0.0269)	$(0.0423)	$(0.0048)	$(0.0006)	$(0.0114)	$(0.0235)
Net asset value, end of period	$1.0000	$1.0001	$1.0000	$1.0000	$1.0000	$1.0000
Total return (%) (r)	2.71(n)	4.32	0.48	0.06	1.15	2.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.01(a)	0.01	0.01	0.01	0.01	0.01
Net investment income (loss)	5.41(a)	4.17	0.43	0.06	1.08	2.34
Net assets at end of period (000 omitted)	$5,444,513	$5,555,378	$7,936,043	$8,810,489	$8,571,713	$6,090,451

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.0001.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Institutional Money Market Portfolio (the fund) is a diversified series of MFS Series Trust XIV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments are generally valued at fair value based on an evaluated bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$5,444,555,100	$—	$5,444,555,100
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 29, 2024, the fund had investments in repurchase agreements with a gross value of $692,466,674 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 29, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2023, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$262,133,560
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$5,445,182,175
Gross appreciation	—
Gross depreciation	(627,075)
Net unrealized appreciation (depreciation)	$(627,075)
As of 8/31/23
Capital loss carryforwards	(102,774)
Net unrealized appreciation (depreciation)	(186,065)

Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(102,774)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended February 29, 2024, these costs amounted to $479.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0003% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Notes to Financial Statements (unaudited) - continued
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold	30,996,244,825	$30,999,408,698	56,839,604,655	$56,843,052,931
Shares issued to shareholders in reinvestment of distributions	152,020,576	152,038,533	262,109,280	262,133,560
Shares reacquired	(31,258,858,383)	(31,261,879,551)	(59,482,580,013)	(59,485,984,812)
Net change	(110,592,982)	$(110,432,320)	(2,380,866,078)	$(2,380,798,321)
The fund is solely invested in by other MFS funds for the purpose of investing excess cash balances on a short-term basis.  The MFS funds do not invest in this fund for the purpose of exercising management or control.  At the end of the period, the MFS Emerging Markets Debt Fund, the MFS Value Fund, the MFS International Intrinsic Value Fund, and the MFS International New Discovery Fund were the owners of record of approximately 13%, 8%, 7%, and 5%, respectively, of the value of outstanding voting shares of the fund. No other MFS fund owned more than 5% of the value of outstanding voting shares of the fund.
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $14,903 and $0, respectively, and are included in “Commitment fee” in the Statement of Operations.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Portfolio Holdings information
The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at  mfs.com/immp. To access the Web site, please click on the drop down menu on the top left corner of the Web site and select “Institutions & Consultants” under “Change Role” and accept the terms and conditions.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the "Code") pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code's definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: April 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: April 12, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: April 12, 2024

* Print name and title of each signing officer under his or her signature.